WCM China Quality Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 89.7%
	CHINA — 78.3%
503	51job, Inc. - ADR*	$34,144
1,912	Alibaba Group Holding Ltd. - ADR*	479,950
7,300	Angel Yeast Co., Ltd. - Class A	68,908
3,000	Asymchem Laboratories Tianjin Co., Ltd. - Class A	93,902
2,999	Autobio Diagnostics Co., Ltd. - Class A	69,918
5,600	AVIC Jonhon Optronic Technology Co., Ltd. - Class A	34,967
19,000	By-health Co., Ltd. - Class A	68,147
20,600	Centre Testing International Group Co., Ltd. - Class A	69,039
2,300	Changzhou Xingyu Automotive Lighting Systems Co., Ltd. - Class A	49,110
30,500	China Mengniu Dairy Co., Ltd.*	143,121
4,200	China Tourism Group Duty Free Corp. Ltd. - Class A	146,353
2,200	Hangzhou Tigermed Consulting Co., Ltd. - Class A	33,944
6,900	Hongfa Technology Co., Ltd. - Class A	41,602
3,100	Hundsun Technologies, Inc. - Class A	48,635
15,600	Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	81,840
6,530	Jafron Biomedical Co., Ltd. - Class A	68,695
27,000	Jinxin Fertility Group Ltd.[1]	37,755
7,600	Jinyu Bio-Technology Co., Ltd. - Class A	31,796
20,600	Kingdee International Software Group Co., Ltd.*	56,976
400	Kweichow Moutai Co., Ltd. - Class A	96,203
2,300	Meituan Dianping - Class B*	56,917
14,700	Ping An Insurance Group Co. of China Ltd. - Class H	155,103
1,200	Sangfor Technologies, Inc. - Class A	36,797
4,200	Shanghai International Airport Co., Ltd. - Class A	40,856
15,230	Shenzhou International Group Holdings Ltd.	181,918
800	Silergy Corp.	47,992
6,050	Tencent Holdings Ltd.	415,019
6,400	Toly Bread Co., Ltd. - Class A	55,248
15,300	Tongdao Liepin Group*	35,534
53,400	TravelSky Technology Ltd. - Class H	102,714
2,700	Wuliangye Yibin Co., Ltd. - Class A	84,161
10,770	WuXi AppTec Co., Ltd. - Class H1	162,389
9,500	Xiamen Meiya Pico Information Co., Ltd. - Class A	27,877
14,910	Zhejiang Sanhua Intelligent Controls Co., Ltd. - Class A	50,661
5,000	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. - Class A	48,321
		3,256,512
	HONG KONG — 9.9%
19,751	AIA Group Ltd.	178,094
4,900	ANTA Sports Products Ltd.	46,516
76,500	China Traditional Chinese Medicine Holdings Co., Ltd.	39,125
14,200	Techtronic Industries Co., Ltd.	148,518
		412,253

WCM China Quality Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN — 1.5%
2,900	Airtac International Group	$60,834
	TOTAL COMMON STOCKS
	(Cost $2,873,172)	3,729,599
	PARTICIPATION CERTIFICATES — 2.7%
	CHINA — 2.7%
3,680	Shanghai Weaver Network Co., Ltd. (Citi Warrant Program Class A warrant 2/19/2021)[1]	43,879
6,800	Shandong Pharmaceutical Glass Co., Ltd. (Citi Warrant Program Class A warrant 2/19/2021)[1]	69,257
		113,136
	TOTAL PARTICIPATION CERTIFICATES
	(Cost $65,126)	113,136

Principal Amount
	SHORT-TERM INVESTMENTS — 5.1%
$212,901	UMB Money Market II Special, 0.01%[2]	212,901
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $212,901)	212,901
	TOTAL INVESTMENTS — 97.5%
	(Cost $3,151,199)	4,055,636
	Other Assets in Excess of Liabilities — 2.5%	103,352
	TOTAL NET ASSETS — 100.0%	$4,158,988

ADR – American Depository Receipt

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $313,280, which represents 7.53% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.